SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data
a.	Research and development expenses, net:

	Year ended December 31,
	2015	2016	2017

Total costs	$16,267	$22,033	$37,522
Less - capitalized software development costs	(6,032)	(5,545)	(5,567)

Research and development expenses, net	$10,235	$16,488	$31,955

Schedule Of Net Of Financial Income
b.	Financial income, net:

	Year ended December 31,
	2015	2016	2017
Financial income:
Interest	$657	$784	$525
Foreign currency translation	556	191	309
Derivatives gains	230	849	-

	1,443	1,824	834
Financial expenses:
Foreign currency translation, bank charges and other	1,123	1,021	1,990
Interest	157	270	1,688
Derivatives losses	-	-	166

	(1,280)	(1,291)	(3,844)

Financial income (expense), net	$163	$533	$(3,010)